Employee Severance and Termination Costs - Employee Severance and Other Termination Costs Incurred by Reportable Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Employee severance and other termination costs	$ 29	$ 23	$ 20
Aerospace Systems [Member]
Restructuring Cost and Reserve [Line Items]
Employee severance and other termination costs	2	1	3
Electronic Systems [Member]
Restructuring Cost and Reserve [Line Items]
Employee severance and other termination costs	16	13	12
Communication Systems [Member]
Restructuring Cost and Reserve [Line Items]
Employee severance and other termination costs	11	8	4
NSS [Member]
Restructuring Cost and Reserve [Line Items]
Employee severance and other termination costs		$ 1	$ 1